Prepaid expenses	12 Months Ended
Dec. 31, 2023
Prepaid expenses
Prepaid Expenses	15. Prepaid expenses Prepaid expenses consist of the following:
	As of December 31,
	2022	2023
	RMB’000	RMB’000

Others	4,629	6,129